Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Net cash (used in)/generated from operating activities	¥ 140,798	$ 19,830	¥ 9,144	¥ (373,251)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(773,250)	(108,910)	(1,244,636)	(1,833,650)
Purchase of long-term investments	1,958	276	13,107	638
Proceeds from maturity of short-term investments	701,650	98,825	1,357,856	2,166,910
Loan to employees				(2,504)
Net cash generated from/(used in) investing activities	(71,818)	(10,116)	96,182	342,681
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Stock Options Exercised			10,047
Net cash used in financing activities	(74,658)	(10,515)	(67,911)	(38,904)
Effect of exchange rate changes	14,652	2,065	43,266	(14,513)
Net (decrease)/increase in cash, cash equivalents and restricted cash	8,974	1,264	80,681	(83,987)
Cash, cash equivalents and restricted cash at beginning of the year	757,404	106,678	676,723	760,710
Cash, cash equivalents and restricted cash at end of the year	766,378	107,942	757,404	676,723
Parent Company
Net cash (used in)/generated from operating activities	(66,321)	(9,341)	(53,792)	(37,609)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of long-term investments	(1,958)	(276)	(13,013)
Amounts due from subsidiaries	33,559	4,727	47,138	(69,529)
Loan to employees				(2,204)
Net cash generated from/(used in) investing activities	31,601	4,451	34,125	(71,733)
CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	(4,750)	(669)	(6,742)	(4,866)
Proceeds from Stock Options Exercised			10,047
Payment for cash dividend	(31,254)	(4,402)	(32,562)
Net cash used in financing activities	(36,004)	(5,071)	(29,257)	(4,866)
Effect of exchange rate changes	58,530	8,244	45,245	(13,365)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(12,194)	(1,717)	(3,679)	(127,573)
Cash, cash equivalents and restricted cash at beginning of the year	496,184	69,886	499,863	627,436
Cash, cash equivalents and restricted cash at end of the year	¥ 483,990	$ 68,169	¥ 496,184	¥ 499,863